Condensed Consolidating Financial Information (Schedule Of Condensed Consolidating Statements Of Cash Flows) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided by operating activities	$ 607.0	$ 562.0	$ 404.7
Cash flows from investing activities
Purchases of property and equipment, net of stimulus grants	(530.4)	(360.8)	(323.3)
Acquisition of net cash acquired	(855.7)	(393.3)	(2,480.7)
Net cash used in investing activities	(1,386.1)	(754.1)	(2,804.0)
Cash flows from financing activities
Proceeds from debt	1,787.3	423.6	3,189.3
Proceeds from revolving credit facility		195.0
Proceeds from equity offerings and contributions	385.0	5.6	344.0
Distribution to parent		(1.2)
Principal payments on long-term debt	(1,288.5)	(18.0)	(1,058.6)
Payment of early redemption fees on debt extinguished	(62.6)		(72.1)
Principal payments on capital lease obligations	(3.5)	(7.9)	(1.9)
Payments on revolving credit facility		(195.0)
Payment of debt issuance costs	(24.2)	(4.9)	(83.1)
Net cash provided by financing activities	793.5	397.2	2,340.2
Effect of changes in foreign exchange rates on cash	(3.8)	1.0	(0.3)
Cash flows from continuing operations	14.4	205.1	(59.1)
Cash and cash equivalents, beginning of year	297.4	91.3	150.7
Cash and cash equivalents, end of period	308.0	297.4	91.3
Change in restricted cash, net			22.6
Zayo Group, LLC [Member]
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided by operating activities	489.3	485.5	359.3
Cash flows from investing activities
Purchases of property and equipment, net of stimulus grants	(436.8)	(316.6)	(299.8)
Acquisition of net cash acquired	(113.5)	(83.2)	(2,489.0)
Net cash used in investing activities	(550.3)	(399.8)	(2,788.8)
Cash flows from financing activities
Proceeds from debt	1,747.2	423.6	3,184.4
Proceeds from revolving credit facility		195.0
Proceeds from equity offerings and contributions	(290.9)	11.2	344.0
Distribution to parent		(1.2)
Dividends received/(paid)		(70.8)	18.6
Principal payments on long-term debt	(1,288.5)	(18.0)	(1,058.6)
Payment of early redemption fees on debt extinguished	(62.6)		(72.1)
Principal payments on capital lease obligations	(1.7)	(2.1)	(1.8)
Payment of)/receipt from intercompany loans		(251.1)	8.3
Payments on revolving credit facility		(195.0)
Payment of debt issuance costs	(24.2)	(4.9)	(83.1)
Net cash provided by financing activities	79.3	86.7	2,362.3
Effect of changes in foreign exchange rates on cash			0.1
Cash flows from continuing operations	18.3	172.4	(67.2)
Cash and cash equivalents, beginning of year	256.0	83.6	150.7
Cash and cash equivalents, end of period	274.3	256.0	83.6
Change in restricted cash, net			22.6
Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided by operating activities	55.7	43.2	31.8
Cash flows from investing activities
Purchases of property and equipment, net of stimulus grants	(47.8)	(28.2)	(14.1)
Acquisition of net cash acquired	(668.3)	(17.8)	0.4
Net cash used in investing activities	(716.1)	(46.0)	(13.7)
Cash flows from financing activities
Proceeds from debt			4.9
Proceeds from equity offerings and contributions	660.7	(5.6)
Dividends received/(paid)		15.8	(18.6)
Principal payments on capital lease obligations	(1.4)	(5.8)	(0.1)
Net cash provided by financing activities	659.3	4.4	(13.8)
Effect of changes in foreign exchange rates on cash			(0.1)
Cash flows from continuing operations	(1.1)	1.6	4.3
Cash and cash equivalents, beginning of year	5.8	4.2
Cash and cash equivalents, end of period	4.7	5.8	4.2
Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided by operating activities	62.0	33.3	13.6
Cash flows from investing activities
Purchases of property and equipment, net of stimulus grants	(45.8)	(16.0)	(9.4)
Acquisition of net cash acquired	(73.9)	(292.3)	7.9
Net cash used in investing activities	(119.7)	(308.3)	(1.5)
Cash flows from financing activities
Proceeds from debt	40.1
Proceeds from equity offerings and contributions	15.2
Dividends received/(paid)		55.0
Principal payments on capital lease obligations	(0.4)
Payment of)/receipt from intercompany loans		251.1	(8.3)
Net cash provided by financing activities	54.9	306.1	(8.3)
Effect of changes in foreign exchange rates on cash	(3.8)	1.0	(0.3)
Cash flows from continuing operations	(2.8)	31.1	3.8
Cash and cash equivalents, beginning of year	35.6	3.5
Cash and cash equivalents, end of period	$ 29.0	$ 35.6	$ 3.5